UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02383

                        ALLIANCEBERNSTEIN BOND FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE BERNSTEIN BOND FUND QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2005

                                                        Principal
                                                          Amount    U.S. $ Value
                                                        ---------   ------------
                                                          (000)
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
   OBLIGATIONS-57.2%

Federal National Mortgage Association-34.8%
3.75%, 9/15/08 (a)                                        $ 7,055   $  6,929,894
3.875%, 11/17/08 (a)                                        5,255      5,172,076
4.50%, TBA                                                 34,770     34,194,139
5.00%, TBA                                                 43,230     42,871,425
5.50%, TBA                                                 50,295     50,832,975
6.00%, TBA                                                 42,120     43,028,191
6.00%, 2/01/17 (a)                                          1,382      1,426,554
6.50%, 1/01/28-12/01/34 (a)                                17,199     17,817,136
                                                                    ------------
                                                                     202,272,390
                                                                    ------------
U.S. Treasury Notes-17.6%
2.00%, 7/15/14 (a)                                         11,613     11,738,142
3.75%, 3/31/07 (a)*                                        73,225     72,927,560
3.875%, 5/15/10 (a)                                         8,040      7,941,695
4.00%, 2/15/15 (a)*                                         9,530      9,311,477
                                                                    ------------
                                                                     101,918,874
                                                                    ------------
U.S. Treasury Bond-3.0%
5.375%, 2/15/31 (a)*                                       15,205     17,277,867
                                                                    ------------
Federal Home Loan Mortgage Corp.-1.1%
6.00%, TBA                                                  6,510      6,648,337
                                                                    ------------
Government National Mortgage Association-0.7%
6.00%, TBA                                                  3,845      3,953,141
                                                                    ------------
Total U.S. Government & Government Sponsored Agency
   Obligations (cost $333,030,151)                                   332,070,609
                                                                    ------------
CORPORATE DEBT OBLIGATIONS-23.7%
Aerospace & Defense-0.1%
Boeing Capital Corp.
4.75%, 8/25/08 (a)                                            365        367,567
                                                                    ------------
Automotive-0.6%
Daimlerchrysler North America Holdings Corp.
4.875%, 6/15/10 (a)                                           525        519,259
Ford Motor Credit Co.
5.70%, 1/15/10 (a)                                            150        141,366
7.00%, 10/01/13 (a)                                           505        490,619
7.375%, 2/01/11 (a)                                         2,080      2,066,447
                                                                    ------------
                                                                       3,217,691
                                                                    ------------

Banking-3.3%
Bank of America Corp.
4.50%, 8/01/10 (a)                                          2,495      2,478,309
Barclays Bank Plc pfd. (United Kingdom)
8.55%, 9/29/49 (a)(b)                                       1,300      1,538,397
Capital One Bank
6.50%, 6/13/13 (a)                                          1,050      1,138,314
CBA Capital Trust I pfd.
5.805%, 12/31/49 (a)(b)                                       630        654,242
J.P. Morgan Chase & Co.
6.75%, 2/01/11 (a)                                          1,785      1,944,158
Mizuho Financial Group (Cayman Islands)
8.375%, 12/29/49 (a)                                        1,445      1,573,167
RBS Capital Trust I pfd.
4.709%, 12/29/49 (a)                                        2,825      2,722,715
RBS Capital Trust III pfd.
5.512%, 9/29/49 (a)                                         1,375      1,392,446
Sumitomo Mitsui Banking Corp. (Japan)
5.625%, 7/29/49 (a)(b)                                        410        408,458
Suntrust Bank
3.4575%, 6/02/09 (a)                                          800        800,440
The Huntington National Bank
4.375%, 1/15/10 (a)                                           700        690,345
UFJ Bank, Ltd.
7.40%, 6/15/11 (a)                                            270        301,137
UFJ Finance Aruba AEC (Aruba)
6.75%, 7/15/13 (a)                                          1,430      1,572,254
Wells Fargo & Co.
4.20%, 1/15/10 (a)                                          1,755      1,729,059
                                                                    ------------
                                                                      18,943,441
                                                                    ------------
Broadcasting/Media-0.9%
British Sky Broadcasting Group plc (United Kingdom)
6.875%, 2/23/09 (a)                                           330        350,069
News America, Inc.
6.55%, 3/15/33 (a)                                          1,295      1,391,549
Time Warner Entertainment Co. LP
8.375%, 3/15/23 (a)                                         2,325      2,913,183
WPP Finance Corp. (United Kingdom)
5.875%, 6/15/14 (a)(b)                                        570        588,430
                                                                    ------------
                                                                       5,243,231
                                                                    ------------
Building/Real Estate-0.1%
iStar Financial, Inc.
5.15%, 3/01/12 (a)*                                           560        548,351
                                                                    ------------
Cable-0.9%
AT&T Broadband Corp.
9.455%, 11/15/22 (a)                                          880      1,219,090
Comcast Cable Communication, Inc.
6.875%, 6/15/09 (a)                                         1,100      1,182,566
Comcast Corp.
5.30%, 1/15/14 (a)                                            930        941,084
5.50%, 3/15/11 (a)                                          1,200      1,234,673
Cox Communications, Inc.
4.625%, 6/01/13 (a)                                           585        559,171
                                                                    ------------
                                                                       5,136,584
                                                                    ------------

Communications-1.7%
British Telecommunications Plc (United Kingdom)
8.375%, 12/15/10 (a)                                        2,015      2,354,574
Deutsche Telekom International Finance BV
   (Netherlands) 8.00%, 6/15/10 (a)                           730        833,056
SBC Communications, Inc.
5.875%, 2/01/12 (a)                                         1,820      1,918,307
Sprint Capital Corp.
8.375%, 3/15/12 (a)                                         2,405      2,852,227
Telecom Italia Capital (Italy)
4.00%, 1/15/10 (a)(b)                                       2,210      2,132,484
                                                                    ------------
                                                                      10,090,648
                                                                    ------------
Communications - Mobile-1.0%
AT&T Wireless Services, Inc.
8.75%, 3/01/31 (a)                                          1,925      2,659,459
Cingular Wireless LLC
5.625%, 12/15/06 (a)                                        1,215      1,227,932
Telus Corp. (Canada)
7.50%, 6/01/07 (a)                                          1,215      1,277,726
Verizon Global Funding Corp.
7.375%, 9/01/12 (a)                                           790        908,054
                                                                    ------------
                                                                       6,073,171
                                                                    ------------
Conglomerate/Miscellaneous-0.2%
Hutchison Whampoa International, Ltd. (Cayman
   Islands) 7.45%, 11/24/33 (a)(b)                          1,215      1,410,144
                                                                    ------------
Consumer Manufacturing-0.1%
Fortune Brands, Inc.
2.875%, 12/01/06 (a)                                          510        498,086
                                                                    ------------
Energy-1.3%
Amerada Hess Corp.
6.65%, 8/15/11 (a)                                          1,900      2,063,474
7.125%, 3/15/33 (a)                                           715        835,773
7.875%, 10/01/29 (a)                                          850      1,058,196
Conoco, Inc.
6.95%, 4/15/29 (a)                                            855      1,048,026
Duke Energy Field Services Corp.
7.875%, 8/16/10 (a)                                           360        407,688
Enterprise Products Operating L.P.
5.60%, 10/15/14 (a)                                           600        608,557
Valero Energy Corp.
6.875%, 4/15/12 (a)                                         1,120      1,238,308
7.50%, 4/15/32 (a)                                            440        537,428
                                                                    ------------
                                                                       7,797,450
                                                                    ------------
Financial-6.0%

American General Finance Corp.
4.625%, 5/15/09 (a)                                         2,035      2,017,304
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10 (a)                                         1,130      1,101,057
CIT Group, Inc.
3.49%, 5/18/07 (a)                                            630        631,688
7.75%, 4/02/12 (a)                                          2,255      2,596,864
Citigroup, Inc.
3.51%, 6/09/09 (a)                                            570        570,510
4.625%, 8/03/10 (a)                                         1,700      1,720,179
5.00%, 9/15/14 (a)                                            879        880,114
Countrywide Home Loans, Inc.
4.00%, 3/22/11 (a)                                          1,335      1,270,345
Credit Suisse First Boston
5.50%, 8/15/13 (a)                                            780        810,585
General Electric Capital Corp.
3.50%, 6/22/07 (a)                                          4,660      4,663,933
4.00%, 2/17/09 (a)                                          2,845      2,787,172
4.375%, 11/21/11 (a)                                          815        797,363
6.75%, 3/15/32 (a)                                          3,540      4,244,556
Household Finance Corp.
6.50%, 11/15/08 (a)                                         1,840      1,943,406
7.00%, 5/15/12 (a)                                            595        662,760
MBNA Corp.
4.625%, 9/15/08 (a)                                           915        917,443
Resona Preferred Global Securities (Cayman Islands)
7.191%, 12/29/49 (a)(b)                                       675        689,436
SLM Corp.
4.50%, 7/26/10 (a)                                          1,540      1,522,427
5.05%, 11/14/14 (a)                                         1,060      1,063,854
The Goldman Sachs Group, Inc.
4.75%, 7/15/13 (a)                                            685        673,454
5.125%, 1/15/15 (a)                                           565        565,956
Washington Mutual Finance Corp.
6.875%, 5/15/11 (a)                                         2,280      2,515,358
                                                                    ------------
                                                                      34,645,764
                                                                    ------------
Food/Beverages-1.0%
Kraft Foods, Inc.
4.125%, 11/12/09 (a)                                        2,420      2,368,362
5.25%, 10/01/13 (a)                                         1,275      1,302,914
Pepsi Bottling Group, Inc.
7.00%, 3/01/29 (a)                                          1,950      2,402,246
                                                                    ------------
                                                                       6,073,522
                                                                    ------------
Health Care-0.7%
Aetna, Inc.
7.375%, 3/01/06 (a)                                         1,327      1,350,173
Humana, Inc.
6.30%, 8/01/18 (a)                                            635        683,562
WellPoint, Inc.
3.75%, 12/14/07 (a)                                           280        274,270
4.25%, 12/15/09 (a)                                         1,900      1,864,305
                                                                    ------------
                                                                       4,172,310
                                                                    ------------
Industrial-0.4%
Tyco International Group SA
6.375%, 10/15/11 (a)                                        1,950      2,112,386
                                                                    ------------

Insurance-1.2%
Assurant, Inc.
5.625%, 2/15/14 (a)                                           660        680,609
Liberty Mutual Group
5.75%, 3/15/14 (a)(b)                                         640        631,843
Mangrove Bay Pass-Through Trust pfd.
6.102%, 7/15/33 (a)(b)                                      2,090      2,101,934
MetLife, Inc.
5.00%, 11/24/13 (a)                                           740        742,119
Royal & Sun Alliance Insurance Group plc (United Kingdom)
8.95%, 10/15/29 (a)                                           640        824,162
Willis Group North America, Inc.
5.125%, 7/15/10 (a)                                           240        238,895
Zurich Capital Trust I
8.376%, 6/01/37 (a)(b)                                      1,765      1,900,319
                                                                    ------------
                                                                       7,119,881
                                                                    ------------
Metals/Mining-0.1%
Ispat Inland Ulc (Canada)
9.75%, 4/01/14 (a)                                            450        531,000
                                                                    ------------
Paper/Packaging-0.6%
International Paper Co.
5.30%, 4/01/15 (a)                                            900        886,577
Weyerhaeuser Co.
5.95%, 11/01/08 (a)                                           775        803,364
7.375%, 3/15/32 (a)                                         1,630      1,909,824
                                                                    ------------
                                                                       3,599,765
                                                                    ------------
Public Utilities - Electric & Gas-2.3%
Carolina Power & Light Co.
6.50%, 7/15/12 (a)                                          1,325      1,440,112
Consumers Energy Co.
4.25%, 4/15/08 (a)                                            445        440,073
Duke Capital LLC
8.00%, 10/01/19 (a)                                         1,195      1,459,378
FirstEnergy Corp.
6.45%, 11/15/11 (a)                                           615        661,354
7.375%, 11/15/31 (a)                                        1,995      2,399,325
MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)                                          620        645,308
Nisource Finance Corp.
7.875%, 11/15/10 (a)                                          590        666,537
Pacific Gas & Electric Co.
6.05%, 3/01/34 (a)                                          1,330      1,425,880
Progress Energy, Inc.
7.10%, 3/01/11 (a)                                            895        983,449
Public Service Company of Colorado
7.875%, 10/01/12 (a)                                          675        800,187
Southern California Edison Co.
5.00%, 1/15/16 (a)                                            190        189,780
TXU Australia Holdings Pty, Ltd. (Australia)
6.15%, 11/15/13 (a)(b)                                      1,085      1,169,902
Union Electric Co.
5.10%, 10/01/19 (a)                                           290        286,127
Xcel Energy, Inc.
7.00%, 12/01/10 (a)                                           650        712,439
                                                                    ------------
                                                                      13,279,851
                                                                    ------------
Public Utilities - Telephone-0.3%
Telecom Italia Capital (Italy)
6.375%, 11/15/33 (a)                                        1,460      1,553,842
                                                                    ------------

Services-0.5%
Pershing Road Development Co. LLC
3.73%, 9/01/26 (a)(b)                                       1,545      1,545,000
Republic Services, Inc.
6.086%, 3/15/35 (a)                                           460        480,484
Waste Management, Inc.
6.875%, 5/15/09 (a)                                           960      1,026,103
                                                                    ------------
                                                                       3,051,587
                                                                    ------------
Supermarket/Drug-0.2%
Safeway, Inc.
6.50%, 3/01/11 (a)                                            815        868,765
                                                                    ------------
Technology-0.2%
IBM Corp.
4.375%, 6/01/09 (a)                                           285        283,866
Motorola, Inc.
7.625%, 11/15/10 (a)                                          680        764,457
                                                                    ------------
                                                                       1,048,323
                                                                    ------------
Total Corporate Debt Obligations
(cost $134,856,247)                                                  137,383,360
                                                                    ------------
COMMERCIAL MORTGAGE BACKED SECURITIES-7.5%
Banc America Commercial Mortgage, Inc.
Series 2004-1, Class A2
4.037%, 11/10/39 (a)                                        1,495      1,451,436
Series 2004-4, Class A3
4.128%, 7/10/42 (a)                                         1,400      1,372,518
Series 2004-6, Class A2
4.161%, 12/10/42 (a)                                        1,845      1,805,480
Series 2004-1, Class A4
4.76%, 11/10/39 (a)                                         2,885      2,851,995
Series 2005-1, Class A3
4.877%, 11/10/42 (a)                                        2,495      2,508,473
Series 2004-3, Class A5
5.3049%, 6/10/39 (a)                                        2,210      2,290,488
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-T18, Class A4
4.933%, 2/13/42 (a)                                         2,345      2,343,312
CS First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36 (a)                                         1,215      1,188,537
Series 2004-C5, Class A2
4.183%, 11/15/37 (a)                                        1,560      1,526,242
Series 2005-C1, Class A4
5.014%, 2/15/38 (a)                                         2,050      2,061,377
GE Capital Commercial Mortgage Corp.
Series 2004-C3, Class A4
5.189%, 7/10/39 (a)                                         1,545      1,574,911
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35 (a)                                         1,490      1,419,419
Series 2005-GG3, Class A2
4.305%, 8/10/42 (a)                                         2,465      2,426,546
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP1, Class A2
4.625%, 3/15/46 (a)                                         2,505      2,491,673
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (a)                                         2,495      2,508,997
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A2
3.992%, 10/15/29 (a)                                        1,325      1,290,285
Series 2004-C8, Class A2
4.201%, 12/15/29 (a)                                        1,465      1,437,605
Series 2005-C1, Class A4
4.742%, 2/15/30 (a)                                         1,635      1,614,791
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A2
4.166%, 8/12/39 (a)                                         1,165      1,138,065
Series 2005-MKB2, Class A2
4.806%, 9/12/42 (a)                                         3,015      3,020,126
Morgan Stanley Capital I Inc.
Series 2004-T13, Class A2
3.94%, 9/13/45 (a)                                          1,400      1,355,606
Series 2005-HQ5, Class A4
5.168%, 1/14/42 (a)                                         3,630      3,692,037

Total Commercial Mortgage Backed Securities
(cost $43,546,822)                                                    43,369,919
                                                                    ------------

ASSET BACKED SECURITIES-5.5%
Aegis Asset Backed Securities Trust
Series 2004-3, Class A2A
3.66%, 9/25/34 (a)                                          1,574      1,575,379
American Express Credit Account Master Trust
Series 2005-1, Class A
3.42%, 10/15/12 (a)                                         1,755      1,754,175
Asset Backed Funding Certificates
Series 2003-WF1 Class A2
4.06%, 12/25/32 (a)                                         1,571      1,578,244
Bank One Issuance Trust
Series 2004-A4, Class A4
3.43%, 2/16/10 (a)                                          1,815      1,815,998
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1, Class 1A1
3.61%, 4/25/22 (a)                                          1,130      1,129,778
Capital Auto Receivables Asset Trust
Series 2005-SN1A, Class A3A
4.10%, 6/15/08 (a)                                          2,190      2,187,262
Centex Home Equity Loan Trust
Series 2003-C, Class AV
3.76%, 9/25/33 (a)                                            235        234,975
Citibank Credit Card Issuance Trust
Series 2004-A8, Class A8
4.90%, 12/12/16 (a)                                         2,575      2,612,415
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (a)                                            966        944,287
Discover Card Master Trust I
Series 2004-1, Class A
3.42%, 4/16/10 (a)                                          2,105      2,104,347
Equity One ABS, Inc.
Series 2004-3, Class AF1
3.62%, 7/25/34 (a)                                            341        340,902
MBNA Credit Card Master Note Trust
Series 2001-A5, Class A5
3.60%, 3/15/11 (a)                                          5,435      5,468,969
Merrill Lynch Mortgage Investors, Inc.
Series 2004-SL1, Class A
3.72%, 4/25/35 (a)                                            160        160,167
Morgan Stanley ABS Capital I
Series 2005-WMC1, Class A2A
3.56%, 1/25/35 (a)                                          1,209      1,209,195
Series 2004-HE4, Class A3
3.66%, 5/25/34 (a)                                            744        744,025
Novastar Home Equity Loan
Series 2001-1, Class A1
3.74%, 7/25/31 (a)                                            837        837,559
Residential Asset Mortgage Products, Inc.
Series 2004-RS6, Class AI1
3.61%, 8/25/22 (a)                                            172        171,723
Series 2004-SP1, Class AI1
3.64%, 6/25/13 (a)                                            221        220,808
Residential Asset Securities Corp.
Series 2004-KS7, Class AI1
3.61%, 10/25/21 (a)                                           375        374,908
Series 2002-KS7, Class A2
3.83%, 11/25/32 (a)                                           581        582,267
Residential Funding Mortgage Securities, Inc.
Series 2004-HS2, Class AI1
3.61%, 12/25/18 (a)                                           304        303,765
Sears Credit Account
Series 1996-5, Class A
3.62%, 12/16/11 (a)(b)                                      2,795      2,798,941
SLM Student Loan Trust
Series 2003-C, Class A1
3.51%, 9/15/16 (a)                                          1,832      1,833,604
Structured Asset Investment Loan Trust
Series 2004-5, Class A2
3.64%, 5/25/34 (a)                                            938        938,546
                                                                    ------------
Total Asset Backed Securities
(cost $31,893,050)                                                    31,922,239
                                                                    ------------

SOVEREIGN DEBT SECURITIES-4.1%
Republic Of France
5.00%, 4/25/12 (a)                                   EUR    8,480     11,583,238
Russian Federation
5.00%, 3/31/30 (a)                                 U.S.$    2,995      3,321,455
United Mexican States
4.625%, 10/08/08 (a)                                        3,045      3,029,775
7.50%, 1/14/12 (a)                                          2,480      2,771,400
8.00%, 12/19/13 (a)                                  MXN   16,070      1,393,006
10.00%, 12/05/24 (a)                                 MXN   14,565      1,412,376

                                                                    ------------
Total Sovereign Debt Securities
(cost $23,221,881)                                                    23,511,250
                                                                    ------------

COLLATERALIZED MORTGAGE OBLIGATIONS-0.5%
Countrywide Home Loans
Series 2003-49, Class A1
1.64%, 12/19/33 (a)                                U.S.$      224        223,104
Residential Funding Mortgage Securities II
Series 2005-HI2, Class A3
4.46%, 5/25/35 (a)                                          1,095      1,080,940
Washington Mutual
Series 2005-AR2, Class 2A22
3.53%, 1/25/45 (a)                                          1,822      1,818,830
                                                                    ------------
Total Collateralized Mortgage Obligations
(cost $3,140,611)                                                      3,122,874
                                                                    ------------
SHORT-TERM INVESTMENTS-36.7%
U.S. Government & Government Sponsored Agency
Obligations-31.2%
Federal Home Loan Bank
Zero coupon, 8/11/05 (a)                                   46,835     46,795,450
Federal Home Loan Mortgage
Zero coupon, 9/20/05                                       37,470     37,298,263
Zero coupon, 8/31/05 *                                     62,690     62,524,394
Federal National Mortgage Association
Zero coupon, 9/14/05                                       34,465     34,327,676
                                                                    ------------
                                                                     180,945,783
                                                                    ------------
Time Deposit-5.5%
State Street Euro Dollar
2.60%, 8/01/05                                             32,038     32,038,000
                                                                    ------------

Total Short-Term Investments
(amortized cost $212,983,783)                                        212,983,783
                                                                    ------------

Total Invesments Before Security
Lending Collateral - 135.2%
(cost $782,672,545)                                                  784,364,034
                                                                    ------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED-15.9%
Short-Term Investments
Deutsche Bank
3.36%, 2/26/06                                            5,000        5,003,770
Morgan Stanley
3.38%-3.39%, 9/09/05-1/06/06                             67,000       67,000,000

                                                                      72,003,770
                                                                  --------------

                                                      Shares       U.S. $ Value
                                                    -----------   --------------
UBS Private Money Market Fund, LLC
3.20%                                                20,318,276       20,318,276
                                                                  --------------
Total Investment of Cash Collateral For
Securities Loaned
(cost $92,322,046)                                                    92,322,046
                                                                  --------------

Total Investments-151.1%
(cost $874,994,591)                                                  876,686,080
Other assets less liabilities-(51.1%)                              (296,380,914)
                                                                  --------------
Net Assets-100%                                                   $  580,305,166
                                                                  --------------

CREDIT DEFAULT SWAP CONTRACTS

                            Notional                              Unrealized
Swap Counterparty &          Amount    Interest   Termination    Appreciation/
Referenced Obligation         (000)      Rate         Date      (Depreciation)
-------------------------   --------   --------   -----------   --------------
Buy Contracts
JP Morgan Chase
Dow Jones High Volume
4.00%, 06/20/10              14,000      0.90%      6/20/10        $(45,919)

JP Morgan Chase
Dow Jones High Volume
4.00%, 06/20/10               6,000      0.90%      6/20/10          83,081

FORWARD EXCHANGE CURRENCY CONTRACTS

                                         U.S. $
                           Contract     Value on       U.S. $       Unrealized
                            Amount      Original      Current      Appreciation/
                             (000)        Date         Value      (Depreciation)
                          ---------   -----------   -----------   --------------
Purchase Contracts
Canadian Dollar
Settling 8/19/05.......      14,338   $11,634,067   $11,720,591        $86,524

Japanese Yen
Settling 8/23/05.......   1,254,903    11,248,179    11,189,216       (58,963)

Sale Contracts
Canadian Dollar
Settling 8/19/05.......      14,338    11,647,014    11,720,591       (73,577)

Japanese Yen
Settling 8/23/05.......   1,254,903    11,536,262    11,189,216       347,046

Mexican Peso
Settling 8/23/05.......      29,408     2,685,049     2,763,026       (77,977)

Euro Currency
Settling 8/25/05.......       9,660    11,659,215    11,724,353       (65,138)

*    Represents entire or partial securities out on loan.

(a) Positions, or portion thereof, with an aggregate market value of $436,647,493 have been segregated to collateralize open forward exchange currency contracts.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate market value of these securities amounted to $16,981,100 or 2.9% of net assets.

Glossary:

TBA - (To Be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a)(1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a)(2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------------------------------
    Marc O. Mayer
    President

Date: September 23, 2005


By: /s/ Mark D. Gersten
    -----------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: September 23, 2005